Risk Management (Details) - Schedule of financial assets and associated collateral - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	$ 34,410,578	$ 32,737,681
Collateral	22,471,455	19,654,196
Net exposure	11,939,123	13,083,485
Associated ECL	1,038,147	896,196
Commercial Loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	17,057,874	15,928,491
Collateral	9,887,154	8,180,015
Net exposure	7,170,720	7,748,476
Associated ECL	646,426	506,670
Mortage loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	12,411,825	11,262,995
Collateral	11,931,235	10,725,604
Net exposure	480,590	537,391
Associated ECL	112,522	101,059
Consumer Loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	4,940,879	5,546,195
Collateral	653,066	748,577
Net exposure	4,287,813	4,797,618
Associated ECL	$ 279,199	$ 288,467